DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Going concern (Details) - CIK 0001844840 Artisan Acquisition Corp	Dec. 31, 2021 USD ($)
Liquidity
Cash held outside the Trust Account	$ 102,212
Working capital (deficit)	$ (2,667,944)